FIXED INCOME FUNDS

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

FIXED INCOME FUNDS

SUPPLEMENT DATED OCTOBER 23, 2018 TO

PROSPECTUS DATED JULY 31, 2018, AS SUPPLEMENTED

Short-Intermediate U.S. Government Fund and U.S. Government Fund

Effective October 23, 2018, the Short-Intermediate U.S. Government Fund and U.S. Government Fund are no longer offered pursuant to this Prospectus. All references in this Prospectus to the Short-Intermediate U.S. Government Fund and U.S. Government Fund are hereby deleted. You should instead refer to the new prospectus for the Short-Intermediate U.S. Government Fund and U.S. Government Fund, dated October 23, 2018, as may be supplemented from time to time.

Ultra-Short Fixed Income Fund

The paragraph under the section entitled “FUND SUMMARIES – Ultra-Short Fixed Income Fund – Management” on page 39 of the Prospectus is replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGERS. Northern Trust Investments, Inc., a subsidiary of Northern Trust Corporation, serves as the investment adviser of the Ultra-Short Fixed Income Fund. Morten Olsen, Vice President of Northern Trust Investments, Inc. and Bilal Memon, Vice President of Northern Trust Investments, Inc., have been the managers of the Fund since July 2016 and October 2018, respectively. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Fund.

Arizona Tax-Exempt Fund

The paragraph under the section entitled “FUND SUMMARIES – Arizona Tax-Exempt Fund – Management” on page 53 of the Prospectus is replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGERS. Northern Trust Investments, Inc., a subsidiary of Northern Trust Corporation, serves as the investment adviser of the Arizona Tax-Exempt Fund. Frederick A. Azar, Vice President of Northern Trust Investments, Inc. and Nate Miller, Vice President of Northern Trust Investments, Inc., have been managers of the Fund since June 2018 and October 2018, respectively. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Fund.

California Intermediate Tax-Exempt Fund

The paragraph under the section entitled “FUND SUMMARIES – California Intermediate Tax-Exempt Fund – Management” on page 58 of the Prospectus is replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGERS. Northern Trust Investments, Inc., a subsidiary of Northern Trust Corporation, serves as the investment adviser of the California Intermediate Tax-Exempt Fund. Frederick A. Azar, Vice President of Northern Trust Investments, Inc. and Adam M. Shane, Senior Vice President of Northern Trust Investments, Inc., have been managers of the Fund since June 2018 and October 2018, respectively. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Fund.

California Tax-Exempt Fund

The paragraph under the section entitled “FUND SUMMARIES – California Tax-Exempt Fund – Management” on page 63 of the Prospectus is replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGERS. Northern Trust Investments, Inc., a subsidiary of Northern Trust Corporation, serves as the investment adviser of the California Tax-Exempt Fund. Frederick A. Azar, Vice President of Northern Trust Investments, Inc. and Adam M. Shane, Senior Vice President of Northern Trust Investments, Inc., have been managers of the Fund since June 2018 and October 2018, respectively. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Fund.

Intermediate Tax-Exempt Fund

The paragraph under the section entitled “FUND SUMMARIES – Intermediate Tax-Exempt Fund – Management” on page 72 of the Prospectus is replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGERS. Northern Trust Investments, Inc., a subsidiary of Northern Trust Corporation, serves as the investment adviser of the Intermediate Tax-Exempt Fund. Timothy T. A. McGregor, Senior Vice President of Northern Trust Investments, Inc. and Nate Miller, Vice President of Northern Trust Investments, Inc., have been managers of the Fund since November 2000 and October 2018, respectively. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Fund.

NORTHERN FUNDS PROSPECTUS

FIXED INCOME FUNDS

PROSPECTUS SUPPLEMENT

Short-Intermediate Tax-Exempt Fund

The paragraph under the section entitled “FUND SUMMARIES – Short-Intermediate Tax-Exempt Fund – Management” on page 77 of the Prospectus is replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGERS. Northern Trust Investments, Inc., a subsidiary of Northern Trust Corporation, serves as the investment adviser of the Short-Intermediate Tax-Exempt Fund. Scott Colby and Reid Frankenberg of Northern Trust Investments, Inc., have been managers of the Fund since May 2018 and October 2018, respectively. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Fund.

Tax-Exempt Fund

The paragraph under the section entitled “FUND SUMMARIES – Tax-Exempt Fund – Management” on page 82 of the Prospectus is replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGERS. Northern Trust Investments, Inc., a subsidiary of Northern Trust Corporation, serves as the investment adviser of the Tax-Exempt Fund. Timothy T. A. McGregor, Senior Vice President of Northern Trust Investments, Inc. and Frederick A. Azar, Vice President of Northern Trust Investments, Inc., have been managers of the Fund since November 1998 and October 2018, respectively. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Fund.

All Funds

The section entitled “FUND MANAGEMENT” beginning on page 87 of the Prospectus is deleted in its entirety and replaced with the following:

BELOW IS INFORMATION REGARDING THE MANAGEMENT OF THE FUNDS.

Unless otherwise provided below, for any Fund with more than one portfolio manager, each manager has full and joint responsibility for managing the Fund with no restrictions or limitations on such manager’s role.

The managers for the Bond Index Fund are Louis D’Arienzo, Vice President of NTI, and Brandon P. Ferguson, Vice President of NTI. Mr. D’Arienzo and Mr. Ferguson have been managers of the Fund since February 2007 and July 2013, respectively. Mr. D’Arienzo joined NTI in February 2003 and has been a senior portfolio manager in Northern’s Fixed Income Index Group responsible for managing passive fixed-income accounts. Mr. Ferguson joined NTI in November 2007 and is a Senior Fixed Income Portfolio Manager responsible for the oversight of various actively-managed and indexed fixed-income portfolios. Mr. Ferguson is also a portfolio manager of the U.S. Treasury Index Fund.

The managers for the Core Bond Fund and the Fixed Income Fund are Bradley Camden, Senior Vice President of NTI, and Daniel J. Personette, Vice President of NTI. Mr. Camden and Mr. Personette have been managers of the Funds since November 2011 and July 2013, respectively. Mr. Camden joined NTI in 2005 and has assisted in the management of various fixed-income funds. Mr. Personette joined NTI in 1996 and has managed various fixed-income portfolios. Mr. Camden is also a portfolio manager of the High Yield Fixed Income Fund and Short Bond Fund. Mr. Personette is also a portfolio manager of the Short-Intermediate U.S. Government Fund and U.S. Government Fund, which are offered in a separate prospectus.

The managers for the High Yield Fixed Income Fund are Richard J. Inzunza, Senior Vice President of NTI, Bradley Camden, Senior Vice President of NTI, and Eric R. Williams, Vice President of NTI. Mr. Inzunza has been a manager of the Fund since August 2007, when he joined NTI as a senior fixed-income portfolio manager. Mr. Camden and Mr. Williams have been managers of the Fund since October 2016. Mr. Camden is also a portfolio manager of the Core Bond Fund, Fixed Income Fund and Short Bond Fund. Mr. Williams joined NTI in January 2010 and has assisted in the management of various fixed-income funds.

The managers for the Short Bond Fund are Bradley Camden, Senior Vice President of NTI, and Michael T. Doyle, Vice President of NTI. Mr. Camden and Mr. Doyle have been managers of the Fund since November 2010 and July 2013, respectively. Mr. Doyle joined NTI in 2000 and is a senior portfolio manager in the Active Long Duration Fixed Income Group, responsible for trading corporate debt. Mr. Camden is also a portfolio manager of the Core Bond Fund, Fixed Income Fund and High Yield Fixed Income Fund.

The managers for the Tax-Advantaged Ultra-Short Fixed Income Fund are Patrick D. Quinn, Vice President of NTI, and Jason R. Gookin, Vice President of NTI. Mr. Quinn and Mr. Gookin have been managers of the Fund

NORTHERN FUNDS PROSPECTUS

FIXED INCOME FUNDS

PROSPECTUS SUPPLEMENT

since May 2009 and January 2013, respectively. Mr. Quinn is a Senior Portfolio Manager in the Ultra-Short Fixed Income Group, which he joined in 2001. Mr. Gookin joined NTI in 2006 and is the principal trader for municipal securities for the Ultra-Short Fixed Income Group.

The managers for the Ultra-Short Fixed Income Fund are Morten Olsen, Vice President of NTI, and Bilal Memon, Vice President of NTI. Mr. Olsen and Mr. Memon have been managers of the Fund since July 2016 and October 2018, respectively. Mr. Olsen joined NTI in 2009 and is a Director of the Ultra-Short Fixed Income Group. Mr. Memon joined NTI in 2007 and is a portfolio manager in the Short Duration Fixed Income Group.

The managers for the U.S. Treasury Index Fund are Michael R. Chico, Vice President of NTI, and Brandon P. Ferguson, Vice President of NTI. Mr. Chico and Mr. Ferguson have been managers of the Fund since July 2013 and September 2009, respectively. Mr. Chico is also a portfolio manager of the Short Intermediate U.S. Government Fund and the U.S. Government Fund, which are offered in a separate prospectus. Mr. Ferguson is also a portfolio manager of the Bond Index Fund.

The managers for the Arizona Tax-Exempt Fund are Frederick A. Azar, Vice President of NTI, and Nate Miller, Vice President of NTI. Mr. Azar and Mr. Miller have been managers of the Arizona Tax-Exempt Fund since June 2018 and October 2018, respectively. Mr. Azar joined NTI in 2004 and has previously managed cash, core, core plus, ultra-short and short bond investments in NTI’s Short Duration Fixed Income Group. Mr. Azar is also a portfolio manager of the Tax-Exempt Fund, California Intermediate Tax-Exempt Fund and California Tax-Exempt Fund. Mr. Miller joined the Northern Trust Company in 1995 and NTI in 2003 where he is responsible for the management of municipal bond portfolios. Mr. Miller is also a portfolio manager for the Intermediate Tax-Exempt Fund.

The managers for the California Intermediate Tax-Exempt Fund and California Tax-Exempt Fund are Frederick A. Azar, Vice President of NTI, and Adam M. Shane, Senior Vice President of NTI. Mr. Azar and Mr. Shane have been managers of the Funds since June 2018 and October 2018, respectively. Mr. Azar is also a portfolio manager of the Tax-Exempt Fund and Arizona Tax-Exempt Fund. Mr. Shane joined NTI in 2010 and is the director of High Yield Municipal Fixed Income. Mr. Shane is also a portfolio manager for the High Yield Municipal Fund.

The managers for the High Yield Municipal Fund are Adam M. Shane, Senior Vice President of NTI, and Stephanie L. Woeppel, Vice President of NTI. Mr. Shane and Ms. Woeppel have been portfolio managers of the Fund since August 2018. Ms. Woeppel joined NTI in 2012 and has served as the director of municipal credit research and as a senior research analyst. Mr. Shane is also a portfolio manager for the California Intermediate Tax-Exempt Fund and California Tax-Exempt Fund.

The managers for the Intermediate Tax-Exempt Fund are Timothy T.A. McGregor, Senior Vice President of NTI, and Nate Miller, Vice President of NTI. Mr. McGregor and Mr. Miller have been managers of the Fund since November 2000 and October 2018, respectively. Mr. McGregor joined NTI in 1989 and has managed various municipal bond portfolios. Mr. McGregor is also a portfolio manager for the Tax-Exempt Fund. Mr. Miller is also a portfolio manager for the Arizona-Tax Exempt Fund.

The managers for the Short-Intermediate Tax-Exempt Fund are Scott Colby of NTI, and Reid Frankenberg of NTI. Mr. Colby and Mr. Frankenberg have been managers of the Fund since May 2018 and October 2018, respectively. Mr. Colby joined NTI in 2005 and is a portfolio manager in the Tax-Exempt Fixed Income Group. Mr. Frankenberg joined NTI in 2007 and is a portfolio manager in the Fixed Income Group.

The managers for the Tax-Exempt Fund are Timothy T.A. McGregor, Senior Vice President of NTI, and Frederick A. Azar, Vice President of NTI. Mr. McGregor and Mr. Azar have been managers of the Fund since November 1998 and October 2018, respectively. Mr. McGregor is also a portfolio manager for the Intermediate Tax-Exempt Fund. Mr. Azar is also a portfolio manager for the Arizona Tax-Exempt Fund, California Intermediate Tax-Exempt Fund and California Tax-Exempt Fund.

Additional information about the Fund Managers’ compensation, other accounts managed by the Fund Managers and the Fund Managers’ ownership of securities in the Funds is available in the Statement of Additional Information (“SAI”).

Please retain this Supplement with your Prospectus for future reference.

NORTHERN FUNDS PROSPECTUS

FIXED INCOME FUNDS

PROSPECTUS SUPPLEMENT

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	FIXSPT (10/18)

NORTHERN FUNDS PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS

FIXED INCOME FUNDS

SUPPLEMENT DATED OCTOBER 23, 2018 TO

SAI DATED JULY 31, 2018, AS SUPPLEMENTED

1.

Effective October 23, 2018, the Short-Intermediate U.S. Government Fund and U.S. Government Fund are no longer offered pursuant to this SAI. All references to the Short-Intermediate U.S. Government Fund and U.S. Government Fund in this SAI are hereby deleted. You should instead refer to the new statement of additional information for the Short-Intermediate U.S. Government Fund and U.S. Government Fund, dated October 23, 2018, as may be supplemented from time to time.

2.	Christi Fletcher is no longer a portfolio manager of the Ultra-Short Fixed Income Fund. All references to Ms. Fletcher in the SAI are hereby deleted.

3.	The information in the table under the section entitled “PORTFOLIO MANAGERS” on page 110 of the SAI is deleted in its entirety and replaced with the following:

Portfolio Manager(s)
Global Tactical Asset Allocation Fund	Robert P. Browne, James D. McDonald, and Daniel J. Phillips
Income Equity Fund*	Sridhar Kancharla, Reed A. LeMar and Jeffrey D. Sampson
International Equity Fund	Mark C. Sodergren
Large Cap Core Fund	Mark C. Sodergren
Large Cap Value Fund	Mark C. Sodergren and Sridhar Kancharla
Small Cap Core Fund	Robert H. Bergson
Small Cap Value Fund	Robert H. Bergson
U.S. Quality ESG Fund**	Jeffrey D. Sampson and Peter M. Zymali
Emerging Markets Equity Index Fund	Steven J. Santiccioli
Global Real Estate Index Fund	Thomas E. O’Brien
Global Sustainability Index Fund	Thomas E. O’Brien
International Equity Index Fund	Steven J. Santiccioli
Mid Cap Index Fund	Brent D. Reeder
Small Cap Index Fund	Brent D. Reeder
Stock Index Fund	Brent D. Reeder
Arizona Tax-Exempt Fund***	Frederick A. Azar and Nate Miller
Bond Index Fund	Louis D’Arienzo and Brandon P. Ferguson
California Intermediate Tax-Exempt Fund****	Frederick A. Azar and Adam M. Shane
California Tax-Exempt Fund****	Frederick A. Azar and Adam M. Shane
Core Bond Fund	Bradley Camden and Daniel J. Personette
Fixed Income Fund	Bradley Camden and Daniel J. Personette
High Yield Fixed Income Fund	Richard J. Inzunza, Bradley Camden and Eric R. Williams
High Yield Municipal Fund†	Adam M. Shane and Stephanie L. Woeppel
Intermediate Tax-Exempt Fund††	Timothy T. A. McGregor and Nate Miller
Short Bond Fund	Bradley Camden and Michael T. Doyle
Short-Intermediate Tax-Exempt Fund†††	Scott Colby and Reid Frankenberg
Tax-Advantaged Ultra-Short Fixed Income Fund	Patrick D. Quinn and Jason R. Gookin

Portfolio Manager(s)
Tax-Exempt Fund††††	Timothy T. A. McGregor and Frederick A. Azar
Ultra-Short Fixed Income Fund‡	Morten Olsen and Bilal Memon
U.S. Treasury Index Fund	Michael R. Chico and Brandon P. Ferguson

*	Mr. Kancharla became a Portfolio Manager of the Income Equity Fund effective July 2018.
**	The Fund commenced operations on August 20, 2017.
***	Mr. Azar became a Portfolio Manager of the Arizona Tax-Exempt Fund effective June 2018 and Mr. Miller became a Portfolio Manager of the Arizona Tax-Exempt Fund effective October 2018.
****

Mr. Azar became a Portfolio Manager of the California Intermediate Tax-Exempt Fund and California Tax-Exempt Fund effective June 2018 and Mr. Shane became a Portfolio Manager of the California Intermediate Tax-Exempt Fund and California Tax-Exempt Fund effective October 2018.

†	Ms. Woeppel and Mr. Shane became Portfolio Managers of the High Yield Municipal Fund effective August 2018.
††	Mr. Miller became a Portfolio Manager of the Intermediate Tax-Exempt Fund effective October 2018.
†††

Mr. Colby became a Portfolio Manager of the Short-Intermediate Tax-Exempt Fund effective May 2018 and Mr. Frankenberg became a Portfolio Manager of the Short Intermediate Tax-Exempt Fund effective October 2018.

††††	Mr. Azar became a Portfolio Manager of the Tax-Exempt Fund effective October 2018.
‡	Mr. Memon became a Portfolio Manager of the Ultra-Short Fixed Income Fund effective October 2018.

4.	The following information for Frederick A. Azar replaces the previous disclosure under the section entitled “PORTFOLIO MANAGERS – Accounts Managed by the Portfolio Managers” on page 112:

The table below discloses accounts within each type of category listed below for which Frederick A. Azar* was jointly and primarily responsible for day-to-day portfolio management as of September 30, 2018.

Type of Accounts	Total # of Accounts Managed	Total Assets (in Millions)	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance (in Millions)
Northern Funds:	4	$1,900	0	$0
Other Registered Investment Companies:	0	0	0	0
Other Pooled Investment Vehicles:	0	0	0	0
Other Accounts:	97	1,000	0	0

*

Mr. Azar became a Portfolio Manager of the Arizona Tax-Exempt Fund, California Intermediate Tax-Exempt Fund and California Tax-Exempt Fund effective June 2018. Mr. Azar became a portfolio manager for the Tax-Exempt Fund effective October 2018.

2

5.

The following information, as of September 30, 2018, with respect to Messrs. Frankenberg, Memon, Miller and Shane is added under the section entitled “PORTFOLIO MANAGERS – Accounts Managed by the Portfolio Managers” beginning on page 111:

The table below discloses accounts within each type of category listed below for which Reid Frankenberg* was jointly and primarily responsible for day-to-day portfolio management as of September 30, 2018.

Type of Accounts	Total # of Accounts Managed	Total Assets (in Millions)	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance (in Millions)
Northern Funds:	1	$848	0	$0
Other Registered Investment Companies:	0	0	0	0
Other Pooled Investment Vehicles:	0	0	0	0
Other Accounts:	352	1,374	0	0

*	Mr. Frankenberg became a Portfolio Manager of the Short-Intermediate Tax-Exempt Fund effective October 2018.

The table below discloses accounts within each type of category listed below for which Bilal Memon* was jointly and primarily responsible for day-to-day portfolio management as of September 30, 2018.

Type of Accounts	Total # of Accounts Managed	Total Assets (in Millions)	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance (in Millions)
Northern Funds:	1	$2,258	0	$0
Other Registered Investment Companies:	1	192	0	0
Other Pooled Investment Vehicles:	0	0	0	0
Other Accounts:	13	3,144	0	0

*	Mr. Memon became a Portfolio Manager of the Ultra-Short Fixed Income Fund effective October 2018.

The table below discloses accounts within each type of category listed below for which Nate Miller* was jointly and primarily responsible for day-to-day portfolio management as of September 30, 2018.

Type of Accounts	Total # of Accounts Managed	Total Assets (in Millions)	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance (in Millions)
Northern Funds:	2	$2,890	0	$0
Other Registered Investment Companies:	0	0	0	0
Other Pooled Investment Vehicles:	0	0	0	0
Other Accounts:	278	4,030	0	0

*	Mr. Miller became a Portfolio Manager of the Arizona Tax-Exempt Fund and Intermediate Tax-Exempt Fund effective October 2018.

The table below discloses accounts within each type of category listed below for which Adam M. Shane* was jointly and primarily responsible for day-to-day portfolio management as of September 30, 2018.

Type of Accounts	Total # of Accounts Managed	Total Assets (in Millions)	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance (in Millions)
Northern Funds:	3	$1,107	0	$0
Other Registered Investment Companies:	0	0	0	0
Other Pooled Investment Vehicles:	0	0	0	0
Other Accounts:	125	897	0	0

*

Mr. Shane became a portfolio manager for the High Yield Municipal Fund effective August 2018 and a portfolio manager for the California Intermediate Tax-Exempt Fund and California Tax-Exempt Fund effective October 2018.

6.

The information in the table under the section entitled “PORTFOLIO MANAGERS – Disclosure of Securities Ownership” beginning on page 120 of the SAI is deleted in its entirety and replaced with the following:

Shares Beneficially Owned by		Dollar ($) Range of Shares Beneficially Owned by Portfolio Manager Because of Direct or Indirect Pecuniary Interest
Robert H. Bergson	Small Cap Core Fund	$50,001 – $100,000
Robert H. Bergson	Small Cap Value Fund	$50,001 – $100,000
Frederick A. Azar*	Arizona Tax-Exempt Fund	None
Frederick A. Azar*	California Intermediate Tax-Exempt Fund	None
Frederick A. Azar*	California Tax-Exempt Fund	None
Frederick A. Azar**	Tax-Exempt Fund	None
Robert P. Browne	Global Tactical Asset Allocation Fund	Over $1,000,000
Bradley Camden	Fixed Income Fund	None
Bradley Camden	Core Bond Fund	None
Bradley Camden	High Yield Fixed Income Fund	$100,001 – $500,000
Bradley Camden	Short Bond Fund	$10,001 – $50,000
Michael R. Chico	U.S. Treasury Index Fund	None
Scott Colby***	Short-Intermediate Tax-Exempt Fund	None
Louis D’Arienzo	Bond Index Fund	None
Michael T. Doyle	Short Bond Fund	None
Brandon P. Ferguson	Bond Index Fund	None
Brandon P. Ferguson	U.S. Treasury Index Fund	None
Reid Frankenberg****	Short-Intermediate Tax-Exempt Fund	None
Jason R. Gookin	Tax-Advantaged Ultra-Short Fixed Income Fund	None
Richard J. Inzunza	High Yield Fixed Income Fund	None
Sridhar Kancharla†	Income Equity Fund	None
Sridhar Kancharla†	Large Cap Value Fund	None
Reed A. LeMar	Income Equity Fund	$1 – 10,000
James D. McDonald	Global Tactical Asset Allocation	$500,001 – $1,000,000

Shares Beneficially Owned by		Dollar ($) Range of Shares Beneficially Owned by Portfolio Manager Because of Direct or Indirect Pecuniary Interest
Timothy T. A. McGregor	Intermediate Tax-Exempt Fund	None
Timothy T. A. McGregor	Tax-Exempt Fund	None
Bilal Memon††	Ultra-Short Fixed Income Fund	None
Nate Miller†††	Arizona Tax-Exempt Fund	None
Nate Miller†††	Intermediate Tax-Exempt Fund	None
Thomas E. O’Brien	Global Real Estate Index Fund	None
Thomas E. O’Brien	Global Sustainability Index Fund	None
Morten Olsen	Ultra-Short Fixed Income Fund	None
Daniel J. Personette	Core Bond Fund	None
Daniel J. Personette	Fixed Income Fund	None
Daniel J. Phillips	Global Tactical Asset Allocation	None
Patrick D. Quinn	Tax-Advantaged Ultra-Short Fixed Income Fund	None
Brent D. Reeder	Small Cap Index Fund	None
Brent D. Reeder	Stock Index Fund	None
Brent D. Reeder	Mid Cap Index Fund	None
Jeffrey D. Sampson	Income Equity Fund	$1 – 10,000
Jeffrey D. Sampson	U.S. Quality ESG Fund	$1 – 10,000
Steven J. Santiccioli	International Equity Index Fund	None
Steven J. Santiccioli	Emerging Markets Equity Index Fund	None
Adam M. Shane††††	California Intermediate Tax-Exempt Fund	None
Adam M. Shane††††	California Tax-Exempt Fund	None
Adam M. Shane‡	High Yield Municipal Fund	None
Mark C. Sodergren	Large Cap Core Fund	$50,001 – $100,000
Mark C. Sodergren	Large Cap Value Fund	$50,001 – $100,000
Mark C. Sodergren	International Equity Fund	$50,001 – $100,000
Eric R. Williams	High Yield Fixed Income Fund	$10,001 – $50,000
Stephanie L. Woeppel‡	High Yield Municipal Fund	None
Peter M. Zymali	U.S. Quality ESG Fund	$1 – $10,000

*	Mr. Azar became a Portfolio Manager of the Arizona Tax-Exempt Fund, California Intermediate Tax-Exempt Fund and California Tax-Exempt Fund effective June 2018. Amounts shown are as of June 30, 2018.
**	Mr. Azar became a Portfolio Manager of the Tax-Exempt Fund effective October 2018. Amounts shown are as of September 30, 2018.
***	Mr. Colby became a Portfolio Manager of the Short-Intermediate Tax-Exempt Fund effective May 2018. Amounts shown are as of June 30, 2018.
****	Mr. Frankenberg became a Portfolio Manager of the Short-Intermediate Tax-Exempt Fund effective October 2018. Amounts shown are as of September 30, 2018.
†	Mr. Kancharla became a Portfolio Manager of the Income Equity Fund effective July 2018. Amounts shown are as of June 30, 2018.
††	Mr. Memon became a Portfolio Manager of the Ultra-Short Fixed Income Fund effective October 2018. Amounts shown are as of September 30, 2018.
†††	Mr. Miller became a Portfolio Manager of the Arizona Tax-Exempt Fund and Intermediate Tax-Exempt Fund effective October 2018. Amounts shown are as of September 30, 2018.
††††	Mr. Shane became a Portfolio Manager of the California Intermediate Tax-Exempt Fund and California Tax-Exempt Fund effective October 2018. Amounts shown are as of September 30, 2018.
‡	Ms. Woeppel and Mr. Shane became Portfolio Managers of the High Yield Municipal Fund effective August 2018. Amounts shown are as of July 31, 2018.

Please retain this Supplement with your SAI for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	NFSAIFIX (10/18)